UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
July 14, 2008 to August 14, 2008

Commission File Number of issuing entity: 333-142235-06

Merrill Lynch Mortgage Trust 2008-C1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-142235

Merrill Lynch Mortgage Investors Inc.
(Exact name of depositor as specified in its charter)

Bank of America, National Association, Dexia Real Estate Capital Markets,
Merrill Lynch Mortgage Lending, Inc., PNC Pank, National Association,
General Electric Capital Corporation and Capmark Finance Inc.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not yet received from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-1, A-2, A-3, A-SB, A-4, A-1A, A-1AF, AM, AM-A, AM-AF, AJ, AJ-A, and AJ-AF.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Merrill Lynch Mortgage Trust 2008-C1, Commercial Mortgage Pass Through Certificates, Series 2008-C1, is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
The Farallon Portfolio mortgage loan and the related mortgaged real property constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB.  There are no current updates to the information required by Item 1112(b) of Regulation AB with respect to the above-referenced significant obligor as previously reported in the prospectus supplement dated May 21, 2008 and filed with the SEC pursuant to Rule 424(b)(5) under the Securities Act of 1933.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.
None.

Item 9. Exhibits.
(a)
99.1 Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 12-Aug-2008 - 13:39.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Merrill Lynch Mortgage Investors, Inc.

Date:	August 27, 2008	/s/ David M. Rodgers
David M. Rodgers
Executive Vice President, Chief Officer in Charge of Commercial Mortgage Securitization